Accumulated Other Comprehensive Losses	12 Months Ended
Dec. 31, 2011
Accumulated Other Comprehensive Losses [Abstract]
Accumulated Other Comprehensive Losses

Note 17. Accumulated Other Comprehensive Losses:

PMI's accumulated other comprehensive losses, net of taxes, consisted of the following:

(Losses) Earnings (in millions)	At December 31,
	2011	2010	2009
Currency translation adjustments	$(293)	$507	$561
Pension and other benefits	(2,585)	(1,650)	(1,408)
Derivatives accounted for as hedges	15	2	19
Equity securities		1	11

Total accumulated other comprehensive losses	$(2,863)	$(1,140)	$(817)